UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 49.4%
Aerospace & Defense – 0.9%
29,124	The Boeing Co.	$ 3,060,932

Beverages – 0.8%
16,356	Anheuser-Busch InBev NV ADR	1,565,433
27,105	The Coca-Cola Co.	1,086,368

		2,651,801

Capital Markets – 1.2%
101,766	AllianceBernstein Holding LP	2,259,205
115,394	Ares Capital Corp.	2,052,859

		4,312,064

Commercial Banks – 1.7%
55,405	HSBC Holdings PLC ADR	3,144,234
23,477	M&T Bank Corp.	2,743,522

		5,887,756

Commercial Services & Supplies – 1.0%
84,186	Waste Management, Inc.	3,538,338

Communications Equipment – 0.5%
74,467	Cisco Systems, Inc.	1,902,632

Computers & Peripherals – 2.3%
4,582	Apple, Inc.	2,073,355
120,203	EMC Corp.	3,143,309
115,433	Hewlett-Packard Co.	2,964,319

		8,180,983

Consumer Finance – 1.0%
136,560	SLM Corp.	3,374,398

Containers & Packaging – 0.9%
32,313	Packaging Corp. of America	1,738,116
55,532	Sealed Air Corp.	1,512,692

		3,250,808

Diversified Financial Services – 1.3%
84,788	JPMorgan Chase & Co.	4,725,235

Diversified Telecommunication Services – 1.9%
129,746	AT&T, Inc.	4,576,141
45,365	PT Telekomunikasi Indonesia Persero Tbk ADR	2,069,098

		6,645,239

Electric Utilities – 2.0%
23,233	Duke Energy Corp.	1,649,543
44,248	NextEra Energy, Inc.	3,832,319
45,930	PPL Corp.	1,459,196

		6,941,058

Energy Equipment & Services – 0.5%
36,850	Halliburton Co.	1,665,252

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – 1.3%
25,442	Wal-Mart Stores, Inc.	$ 1,982,950
51,737	Walgreen Co.	2,599,784

		4,582,734

Health Care Providers & Services – 1.7%
38,769	Aetna, Inc.	2,487,807
72,911	Cardinal Health, Inc.	3,652,112

		6,139,919

Hotels, Restaurants & Leisure – 0.7%
34,516	Starwood Hotels & Resorts Worldwide, Inc.	2,283,233

Household Products – 0.6%
28,265	The Procter & Gamble Co.	2,269,680

Industrial Conglomerates – 2.0%
291,934	General Electric Co.	7,114,432

Insurance – 3.9%
16,533	Everest Re Group Ltd.	2,207,651
71,609	Prudential Financial, Inc.	5,654,963
18,687	The Travelers Cos., Inc.	1,561,299
43,143	Willis Group Holdings PLC	1,846,520
90,624	Zurich Insurance Group AG ADR*	2,438,692

		13,709,125

Media – 0.9%
45,332	Viacom, Inc. Class B	3,298,810

Multi-Utilities – 0.7%
51,138	PG&E Corp.	2,346,723

Oil, Gas & Consumable Fuels – 9.1%
94,860	BP PLC ADR	3,930,998
39,917	DCP Midstream Partners LP	2,102,428
59,121	El Paso Pipeline Partners LP	2,457,069
70,702	Energy Transfer Partners LP	3,680,746
35,402	Exxon Mobil Corp.	3,318,938
49,381	MarkWest Energy Partners LP	3,467,040
102,022	NGL Energy Partners LP	2,928,031
12,684	Occidental Petroleum Corp.	1,129,510
22,772	ONEOK Partners LP	1,159,095
47,764	Plains All American Pipeline LP	2,542,955
21,400	TC Pipelines LP	1,100,388
36,612	Teekay LNG Partners LP	1,519,398
49,991	Total SA ADR	2,652,023

		31,988,619

Pharmaceuticals – 3.8%
31,542	Eli Lilly & Co.	1,675,196
19,219	Johnson & Johnson	1,796,976
90,340	Merck & Co., Inc.	4,351,678
18,397	Novartis AG ADR	1,317,409
137,935	Pfizer, Inc.	4,031,840

		13,173,099

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – 2.9%
12,789	AvalonBay Communities, Inc.	$ 1,730,863
23,599	Digital Realty Trust, Inc.	1,304,789
6,073	Simon Property Group, Inc.	972,044
92,457	Starwood Property Trust, Inc.	2,348,408
379,733	Two Harbors Investment Corp.	3,808,722

		10,164,826

Semiconductors & Semiconductor Equipment – 0.7%
69,999	Altera Corp.	2,489,164

Software – 0.7%
74,066	Oracle Corp.	2,396,035

Specialty Retail – 1.6%
56,450	L Brands, Inc.	3,148,217
53,157	Lowe’s Cos., Inc.	2,369,739

		5,517,956

Thrifts & Mortgage Finance – 1.2%
278,813	New York Community Bancorp, Inc.	4,229,593

Tobacco – 0.7%
27,358	Philip Morris International, Inc.	2,439,786

Wireless Telecommunication Services – 0.9%
111,038	Vodafone Group PLC ADR	3,325,588

TOTAL COMMON STOCKS		$173,605,818

Shares	Rate	Value
Preferred Stocks – 1.8%
Consumer Finance – 0.6%
Capital One Financial Corp.
45,000	6.000%	$ 1,090,800
CoBank ACB(a)(b)
10,000	6.250	1,027,188

		2,117,988

Diversified Telecommunication Services – 0.2%
Intelsat SA
10,000	5.750	590,300

Real Estate Investment Trusts – 1.0%
Public Storage
79,559	5.750	1,873,614
Vornado Realty Trust
67,519	6.625	1,721,735

		3,595,349

TOTAL PREFERRED STOCKS		$ 6,303,637

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – 40.9%
Aerospace(b)(c) – 0.1%
TransDigm, Inc.
	$450,000	7.500%		07/15/21	$ 477,000

Airlines(c) – 0.3%
United Continental Holdings, Inc.
	1,000,000	6.375		06/01/18	1,012,500

Banks – 2.5%
ABN AMRO Bank NV(a)(c)
EUR	550,000	4.310		03/10/49	684,132
Barclays Bank PLC(a)(c)
	$1,100,000	7.750		04/10/23	1,130,250
	400,000	5.926		12/15/49	405,044
	800,000	7.434		12/15/49	862,800
Citigroup, Inc.(a)(c)
	1,000,000	5.900		12/29/49	970,000
Credit Agricole SA(a)(c)
GBP	400,000	5.000		06/20/49	560,216
KBC Bank NV(a)(c)
	$800,000	8.000		01/25/23	818,000
LBG Capital No.2 PLC
EUR	600,000	6.385		05/12/20	805,194
Lloyds TSB Bank PLC(a)(c)
	$450,000	9.875		12/16/21	527,715
Merrill Lynch & Co., Inc.
	1,250,000	7.750		05/14/38	1,478,642
Royal Bank of Scotland PLC(a)(c)
	500,000	9.500		03/16/22	553,250

					8,795,243

Building Materials(c) – 0.6%
HD Supply, Inc.
	1,300,000	7.500	(b)	07/15/20	1,378,000
	500,000	11.500		07/15/20	591,250

					1,969,250

Chemicals(c) – 1.0%
Ashland, Inc.(b)
	750,000	6.875		05/15/43	765,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
	625,000	8.875		02/01/18	651,562
	1,000,000	9.000		11/15/20	1,015,000
PQ Corp.(b)
	1,200,000	8.750		05/01/18	1,269,000

					3,700,562

Consumer Cyclical Services(b)(c) – 0.1%
APX Group, Inc.
	500,000	6.375		12/01/19	487,500

Consumer Cyclical Services - Business(c) – 2.8%
CoreLogic, Inc.
	1,500,000	7.250		06/01/21	1,605,000
Equinix, Inc.
	2,000,000	5.375		04/01/23	1,975,000

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Consumer Cyclical Services - Business(c) – (continued)
First Data Corp.(b)
	$2,250,000	8.250%	01/15/21	$ 2,334,375
Iron Mountain, Inc.
	500,000	5.750	08/15/24	472,500
Sabre, Inc.(b)
	1,700,000	8.500	05/15/19	1,840,250
WEX, Inc.(b)
	1,750,000	4.750	02/01/23	1,640,625

				9,867,750

Consumer Cyclical Services - Rental Equipment(b)(c) – 0.4%
Algeco Scotsman Global Finance PLC
	1,500,000	8.500	10/15/18	1,545,000

Consumer Products – 1.8%
Alphabet Holding Co., Inc.(c)(d)
	1,000,000	7.750	11/01/17	1,032,500
Avon Products, Inc.
	300,000	5.000	03/15/23	300,190
	1,500,000	6.950	03/15/43	1,502,967
Spectrum Brands Escrow Corp.(b)(c)
	1,250,000	6.625	11/15/22	1,337,500
The Sun Products Corp.(b)(c)
	2,000,000	7.750	03/15/21	2,035,000

				6,208,157

Consumer Products - Industrial(b)(c) – 0.7%
ADS Waste Holdings, Inc.
	2,250,000	8.250	10/01/20	2,370,938

Electric – 2.1%
Calpine Corp.(b)(c)
	1,000,000	7.875	07/31/20	1,087,500
DONG Energy A/S(a)(c)
EUR	313,000	6.250	06/26/3013	424,207
DPL, Inc.(c)
	$1,200,000	7.250	10/15/21	1,246,500
Electricite de France SA(a)(b)(c)
	800,000	5.250	01/29/49	765,000
NRG Energy, Inc.
	1,250,000	7.625	01/15/18	1,396,875
Puget Sound Energy, Inc.(a)(c)
	550,000	6.974	06/01/67	572,687
The AES Corp.(c)
	900,000	8.000	06/01/20	1,044,000
	400,000	7.375	07/01/21	453,000
	450,000	4.875	05/15/23	427,500

				7,417,269

Energy – 1.8%
Atwood Oceanics, Inc.(c)
	1,000,000	6.500	02/01/20	1,065,000
BG Energy Capital PLC(a)(c)
	725,000	6.500	11/30/72	778,878
Continental Resources, Inc.(c)
	750,000	4.500	04/15/23	727,500
Halcon Resources Corp.(c)
	750,000	8.875	05/15/21	761,250
Linn Energy LLC/Linn Energy Finance Corp.(c)
	1,000,000	7.750	02/01/21	1,007,500
Nexen, Inc.
	5,000	6.400	05/15/37	5,484
	50,000	7.500	07/30/39	62,237

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
Peabody Energy Corp.(c)
$1,000,000	4.750%		12/15/41	$ 741,133
Plains Exploration & Production Co.(c)
50,000	6.125		06/15/19	53,500
Vanguard Natural Resourses LLC/VNR Finance Corp.(c)
1,000,000	7.875		04/01/20	1,035,000

				6,237,482

Financial Co. - Non Captive(c) – 0.9%
GE Capital Trust I(a)
74,000	6.375		11/15/67	78,440
General Electric Capital Corp.(a)
1,200,000	5.250		06/15/49	1,137,000
Harbinger Group, Inc.(b)
750,000	7.875		07/15/19	772,500
Nationstar Mortgage LLC/Nationstar Capital Corp.
1,250,000	6.500		07/01/21	1,243,750

				3,231,690

Food & Beverage – 3.6%
B&G Foods, Inc.(c)
1,375,000	4.625		06/01/21	1,321,719
Barry Callebaut Services NV(b)
1,000,000	5.500		06/15/23	1,024,931
Bumble Bee Acquisition Corp.(b)(c)
1,505,000	9.000		12/15/17	1,636,688
Chiquita Brands International, Inc./Chiquita Brands LLC(b)(c)
1,500,000	7.875		02/01/21	1,590,000
Constellation Brands, Inc.(c)
525,000	3.750		05/01/21	490,875
1,725,000	4.250		05/01/23	1,630,125
Hawk Acquisition Sub, Inc.(b)(c)
1,850,000	4.250		10/15/20	1,766,750
Post Holdings, Inc.(b)(c)
1,250,000	7.375		02/15/22	1,337,500
US Foods, Inc.(c)
1,750,000	8.500		06/30/19	1,863,750

				12,662,338

Gaming – 1.4%
Caesars Entertainment Operating Co., Inc.(c)
500,000	10.000		12/15/18	270,000
650,000	9.000	(b)	02/15/20	612,625
Caesars Operating Escrow LLC/Caesars Escrow Corp.(b)(c)
500,000	9.000		02/15/20	471,250
CyrusOne LP/CyrusOne Finance Corp.(c)
1,250,000	6.375		11/15/22	1,296,875
Graton Economic Development Authority(b)(c)
50,000	9.625		09/01/19	56,125
MGM Resorts International
2,000,000	6.625		12/15/21	2,105,000
Pinnacle Entertainment, Inc.(c)
200,000	7.750		04/01/22	209,500

				5,021,375

Health Care – 1.4%
DaVita HealthCare Partners, Inc.(c)
525,000	5.750		08/15/22	528,937
Envision Healthcare Corp.(c)
450,000	8.125		06/01/19	489,375
HCA, Inc.
850,000	6.500		02/15/20	935,000

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Health Care – (continued)
$1,000,000	7.250	%(c)	09/15/20	$ 1,095,000
1,250,000	5.875		03/15/22	1,325,000
500,000	5.875		05/01/23	505,000

				4,878,312

Health Care - Medical Products(c) – 0.5%
DJO Finance LLC/DJO Finance Corp.
250,000	9.750		10/15/17	253,750
1,500,000	9.875		04/15/18	1,582,500

				1,836,250

Health Care - Services(c) – 0.5%
MPT Operating Partnership LP/MPT Finance Corp.
250,000	6.875		05/01/21	266,875
1,320,000	6.375		02/15/22	1,389,300

				1,656,175

Home Construction(b)(c) – 0.4%
Brookfield Residential Properties, Inc.
1,250,000	6.125		07/01/22	1,272,530

Media - Cable – 2.4%
Cablevision Systems Corp.
1,750,000	8.000		04/15/20	1,973,125
CCO Holdings LLC/CCO Holdings Capital Corp.(b)(c)
2,000,000	5.750		09/01/23	1,880,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.(b)(c)
2,500,000	5.125		12/15/21	2,409,375
DISH DBS Corp.
1,000,000	6.750		06/01/21	1,057,500
UPCB Finance III Ltd.(b)(c)
600,000	6.625		07/01/20	642,040
UPCB Finance VI Ltd.(b)(c)
375,000	6.875		01/15/22	399,949

				8,361,989

Media - Non Cable(b)(c) – 0.7%
Gannett Co., Inc.
1,300,000	5.125		07/15/20	1,295,125
Griffey Intermediate, Inc./Griffey Finance Sub LLC
1,250,000	7.000		10/15/20	1,212,500

				2,507,625

Metals & Mining – 0.3%
ArcelorMittal
950,000	6.750		02/25/22	983,250

Packaging – 2.0%
Ardagh Packaging Finance PLC(b)(c)
1,000,000	9.125		10/15/20	1,077,500
750,000	7.000		11/15/20	735,000
Crown Americas LLC/Crown Americas Capital Corp. IV(b)
1,000,000	4.500		01/15/23	940,000
Reynolds Group Issuer, Inc.(c)
1,000,000	9.875		08/15/19	1,077,500
200,000	5.750		10/15/20	203,500
1,450,000	8.250		02/15/21	1,471,750
Sealed Air Corp.(b)(c)
1,750,000	5.250		04/01/23	1,715,000

				7,220,250

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Paper(b)(c) – 0.2%
Sappi Papier Holding GmbH
$550,000	8.375%	06/15/19	$ 581,625

Pharmaceuticals(b)(c) – 0.6%
VPII Escrow Corp.
1,950,000	6.750	08/15/18	2,062,125

Pipelines – 0.7%
El Paso Natural Gas Co.
75,000	7.500	11/15/26	94,848
Enterprise Products Operating LLC(a)(c)
100,000	8.375	08/01/66	112,000
1,000,000	7.000	06/01/67	1,052,500
Tennessee Gas Pipeline Co.
50,000	7.500	04/01/17	59,539
TransCanada PipeLines Ltd.(a)(c)
1,100,000	6.350	05/15/67	1,155,000

			2,473,887

Property/Casualty Insurance – 1.5%
AIG Life Holdings, Inc.(c)
1,000,000	8.500	07/01/30	1,305,000
MetLife, Inc.(c)
1,250,000	6.400	12/15/36	1,300,000
Mitsui Sumitomo Insurance Co. Ltd.(a)(b)(c)
250,000	7.000	03/15/72	277,500
Prudential Financial, Inc.(a)(c)
400,000	5.625	06/15/43	388,000
Prudential PLC(c)
300,000	5.250	03/23/49	281,250
QBE Capital Funding III Ltd.(a)(b)(c)
1,400,000	7.250	05/24/41	1,505,000
Transatlantic Holdings, Inc.
75,000	8.000	11/30/39	96,112

			5,152,862

Real Estate(c) – 0.4%
CBRE Services, Inc.
1,400,000	5.000	03/15/23	1,344,000

Restaurants(b)(c) – 0.4%
Seminole Hard Rock Entertainment, Inc.
1,425,000	5.875	05/15/21	1,417,875

Retailers – 1.3%
Burlington Coat Factory Warehouse Corp.(c)
1,000,000	10.000	02/15/19	1,115,000
Claire’s Stores, Inc.(b)(c)
1,150,000	7.750	06/01/20	1,152,875
L Brands, Inc.
1,250,000	5.625	02/15/22	1,290,625
The Neiman Marcus Group, Inc.
1,000,000	7.125	06/01/28	1,002,500

			4,561,000

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Retailers - Food & Drug(c) – 1.0%
Ingles Markets, Inc.(b)
$1,325,000	5.750%		06/15/23	$ 1,325,000
Rite Aid Corp.
1,500,000	9.250		03/15/20	1,668,750
500,000	6.750	(b)	06/15/21	501,250

				3,495,000

Technology - Software(c) – 0.6%
Aspect Software, Inc.
750,000	10.625		05/15/17	761,250
Nuance Communications, Inc.(b)
1,500,000	5.375		08/15/20	1,462,500

				2,223,750

Transportation(c) – 0.4%
Aguila 3 SA(b)
950,000	7.875		01/31/18	978,561
Florida East Coast Holdings Corp.(d)
264,062	10.500		08/01/17	277,265

				1,255,826

Wireless Telecommunications – 4.4%
American Tower Corp.
1,000,000	3.500		01/31/23	909,573
Crown Castle International Corp.
2,000,000	5.250		01/15/23	1,925,000
Digicel Ltd.(b)(c)
750,000	7.000		02/15/20	766,875
Intelsat Jackson Holdings SA(b)(c)
600,000	5.500		08/01/23	577,500
Intelsat Luxembourg SA(b)(c)
1,325,000	7.750		06/01/21	1,394,562
350,000	8.125		06/01/23	376,250
MetroPCS Wireless, Inc.(b)(c)
600,000	6.250		04/01/21	613,500
1,200,000	6.625		04/01/23	1,227,000
SBA Telecommunications, Inc.(c)
1,250,000	5.750		07/15/20	1,271,875
Softbank Corp.(b)
1,675,000	4.500		04/15/20	1,624,750
Sprint Capital Corp.
500,000	6.875		11/15/28	466,250
850,000	8.750		03/15/32	896,750
Sprint Nextel Corp.
500,000	7.000	(b)	03/01/20	548,750
425,000	7.000		08/15/20	449,438
VimpelCom Holdings BV
1,000,000	7.504		03/01/22	1,035,000
Wind Acquisition Finance SA(b)(c)
1,200,000	11.750		07/15/17	1,266,000
200,000	6.500		04/30/20	207,500

				15,556,573

Wirelines Telecommunications – 1.1%
Frontier Communications Corp.
1,000,000	8.125		10/01/18	1,110,000
Koninklijke KPN NV(a)(b)(c)
600,000	7.000		03/28/73	584,983
Level 3 Financing, Inc.(c)
600,000	8.125		07/01/19	652,500

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Wirelines Telecommunications – (continued)
Windstream Corp.(c)
$1,150,000	7.750%	10/15/20	$ 1,221,875
400,000	6.375	08/01/23	384,000

			3,953,358

TOTAL CORPORATE OBLIGATIONS			$143,798,316

Mortgage-Backed Obligations – 0.3%
Collateralized Mortgage Obligations – 0.3%
Adjustable Rate Non-Agency(a) – 0.3%
Countrywide Alternative Loan Trust Series 2005-31, Class 2A1
$194,221	0.490%	08/25/35	$ 154,905
Countrywide Alternative Loan Trust Series 2005-38, Class A3
220,298	0.540	09/25/35	177,296
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
15,146	2.880	11/20/34	13,987
JPMorgan Alternative Loan Trust Series 2005-A2, Class 1A1
218,734	0.450	01/25/36	193,437
Merrill Lynch Alternative Note Asset Trust Series 2007-0AR3, Class A1
438,475	0.380	07/25/47	299,137
Structured Adjustable Rate Mortgage Loan Trust Series 2004-06, Class 3A2
215,969	2.507	06/25/34	218,111
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
115,640	2.696	08/25/33	116,717

			1,173,590

Interest Only(e) – 0.0%
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
738	5.500	06/25/33	4
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
9,271	5.250	07/25/33	558
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)
45,733	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)
58,539	0.605	08/25/33	—
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
51,936	0.120	08/25/33	349
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
16,515	0.320	07/25/33	57

			968

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 1,174,558

Asset-Backed Securities – 0.1%
Home Equity – 0.1%
Countrywide Home Equity Loan Trust Series 2003-D, Class A(a)
$19,582	0.451%	06/15/29	$ 18,971
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A(a)
100,396	0.471	02/15/34	82,768
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
29,599	7.000	09/25/37	28,120
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
43,090	7.000	09/25/37	41,542

			171,401

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – 0.0%
Mid-State Trust Series 4, Class A
$63,481	8.330%	04/01/30	$ 65,460

TOTAL ASSET-BACKED SECURITIES			$ 236,861

Senior Term Loans(f) – 0.8%
Consumer Products – 0.2%
True Religion Appeal, Inc.
$1,000,000	4.875%	07/29/19	$ 950,000

Health Care - Services – 0.1%
U.S. Renal Care, Inc.
191,000	10.250	12/27/19	193,865

Media - Non Cable – 0.2%
Ancestry.com, Inc.
730,670	5.250	12/28/18	738,890

Wireless Telecommunications – 0.3%
Alcatel-Lucent USA, Inc.
995,000	7.250	01/30/19	1,015,398

TOTAL SENIOR TERM LOANS			$ 2,898,153

Shares	Description	Value
Investment Company(g) – 0.8%
Other Diversifier – 0.8%
371,836	Goldman Sachs High Yield Fund - Institutional Shares	$ 2,710,684

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(h) – 3.9%
Repurchase Agreement – 3.9%
Joint Repurchase Agreement Account II
$13,700,000	0.080%	08/01/13	$ 13,700,000

TOTAL INVESTMENTS – 98.0%			$344,428,027

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%			7,155,513

NET ASSETS – 100.0%			$351,583,540

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2013.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $63,659,245, which represents approximately 18.1% of net assets as of July 31, 2013.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Pay-in-kind securities.

(e)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at July 31, 2013. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(g)	Represents an affiliated issuer.

(h)	Joint repurchase agreement was entered into on July 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

JPMorgan Securities, Inc.	USD/GBP	08/08/13	$584,301	$9,846

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Citibank NA	USD/EUR	08/07/13	$490,033	$(10,833)
JPMorgan Securities, Inc.	USD/EUR	08/07/13	855,170	(17,041)
State Street Bank	USD/EUR	08/07/13	817,013	(7,395)
UBS AG (London)	USD/EUR	08/07/13	298,589	(5,428)

TOTAL				$(40,697)

FUTURES CONTRACTS — At July 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	13	September 2013	$1,875,250	$(51,405)
2 Year U.S. Treasury Notes	63	September 2013	13,879,688	6,419
5 Year U.S. Treasury Notes	56	September 2013	6,796,563	28,166
10 Year U.S. Treasury Notes	(248)	September 2013	(31,356,500)	35,071
20 Year U.S. Treasury Bonds	(105)	September 2013	(14,076,563)	473,152

TOTAL				$491,403

SWAP CONTRACTS — At July 31, 2013, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at July 31, 2013(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$200	(1.000)%	06/20/14	0.080%	$(651)	$(1,234)
JPMorgan Securities, Inc.	CDX North America Investment Grade Index 16	1,700	(1.000)	06/20/14	0.080	(6,193)	(9,834)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	400	(1.000)	06/20/14	0.080	(1,214)	(2,557)
Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	700	1.000	06/20/16	0.350	577	13,351
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	800	1.000	06/20/16	0.350	630	15,287

TOTAL						$(6,851)	$15,013

(a)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At July 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$327,126,554

Gross unrealized gain	21,545,673
Gross unrealized loss	(4,244,200)

Net unrealized security gain	$17,301,473

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 95.8%
Capital Markets – 5.4%
1,048,700	Franklin Resources, Inc.	$ 51,260,456
755,135	T. Rowe Price Group, Inc.	56,816,357

		108,076,813

Chemicals – 13.1%
560,400	Ecolab, Inc.	51,635,256
510,500	Monsanto Co.	50,427,190
340,000	Praxair, Inc.	40,857,800
637,800	Rentech Nitrogen Partners LP	20,384,088
324,090	The Sherwin-Williams Co.	56,446,755
650,100	The Valspar Corp.	44,284,812

		264,035,901

Commercial Services & Supplies – 0.9%
342,300	Mine Safety Appliances Co.	18,186,399

Communications Equipment – 2.1%
752,500	Harris Corp.	42,945,175

Electrical Equipment – 2.5%
400,700	Roper Industries, Inc.	50,472,172

Food Products – 5.6%
982,500	Hormel Foods Corp.	41,608,875
561,800	McCormick & Co., Inc.	40,230,498
449,575	Nestle SA ADR	30,559,861

		112,399,234

Health Care Providers & Services – 2.4%
978,000	Cardinal Health, Inc.	48,988,020

Hotels, Restaurants & Leisure – 1.9%
382,700	McDonald’s Corp.	37,535,216

Household Products – 2.4%
770,500	Church & Dwight Co., Inc.	49,080,850

Industrial Conglomerates – 2.5%
750,585	Danaher Corp.	50,544,394

Insurance – 2.4%
1,068,500	HCC Insurance Holdings, Inc.	47,580,305

IT Services – 5.3%
669,400	Automatic Data Processing, Inc.	48,257,046
293,400	International Business Machines Corp.	57,224,736

		105,481,782

Leisure Equipment & Products – 3.0%
529,500	Polaris Industries, Inc.	59,378,130

Machinery – 2.2%
429,200	Parker Hannifin Corp.	44,327,776

Oil, Gas & Consumable Fuels – 19.6%
601,000	El Paso Pipeline Partners LP	24,977,560
376,000	Energy Transfer Equity LP	25,094,240

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
506,500	Enterprise Products Partners LP	$ 31,418,195
403,400	EOG Resources, Inc.	58,690,666
362,382	EQT Midstream Partners LP	17,129,797
598,925	Genesis Energy LP	29,856,411
298,200	Kinder Morgan Energy Partners LP	24,604,482
664,600	Magellan Midstream Partners LP	36,340,328
336,100	MarkWest Energy Partners LP	23,597,581
305,300	ONEOK Partners LP	15,539,770
645,300	Plains All American Pipeline LP	34,355,772
415,950	Sunoco Logistics Partners LP	25,335,515
412,300	Western Gas Partners LP	25,397,680
432,700	Williams Partners LP	21,730,194

		394,068,191

Pharmaceuticals – 7.2%
308,500	Novo Nordisk A/S ADR	52,111,820
357,200	Perrigo Co.	44,432,108
785,212	Roche Holding AG ADR	48,169,929

		144,713,857

Road & Rail – 2.5%
512,100	Canadian National Railway Co.	51,138,306

Semiconductors & Semiconductor Equipment – 2.4%
2,024,300	Intel Corp.	47,166,190

Software – 2.1%
382,320	FactSet Research Systems, Inc.	41,741,698

Specialty Retail – 2.6%
1,010,700	TJX Cos., Inc.	52,596,828

Textiles, Apparel & Luxury Goods – 5.0%
645,600	NIKE, Inc. Class B	40,621,152
303,300	VF Corp.	59,750,100

		100,371,252

Trading Companies & Distributors – 2.7%
207,275	W.W. Grainger, Inc.	54,335,069

TOTAL COMMON STOCKS		$1,925,163,558

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 4.5%
Repurchase Agreement – 4.5%
Joint Repurchase Agreement Account II
$90,800,000	0.080%	08/01/13	$ 90,800,000

TOTAL INVESTMENTS – 100.3%			$2,015,963,558

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(6,499,264)

NET ASSETS – 100.0%			$2,009,464,294

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

(a)	Joint repurchase agreement was entered into on July 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,795,249,484

Gross unrealized gain	230,485,221
Gross unrealized loss	(9,771,147)

Net unrealized security gain	$220,714,074

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the daily net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

ii. Senior Term Loans — Senior term loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Swap Contracts — Swaps are marked-to-market daily using pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2013:

INCOME BUILDER

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks	$173,605,818	$—	$—
Preferred Stocks	—	6,303,637	—
Fixed Income
Corporate Obligations	—	143,798,316	—
Mortgage-Backed Obligations	—	1,174,558	—
Asset-Backed Securities	—	236,861	—
Senior Term Loans	—	2,898,153	—
Investment Companies	2,710,684	—	—
Short-term Investments	—	13,700,000	—
Total	$176,316,502	$168,111,525	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$9,846	$—
Futures Contracts	542,808	—	—
Credit Default Swap Contracts	—	28,638	—
Total	$542,808	$38,484	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(40,697)	$—
Futures Contracts	(51,405)	—	—
Credit Default Swap Contracts	—	(13,625)	—
Total	$(51,405)	$(54,322)	$—

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

RISING DIVIDEND GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks	$1,925,163,558	$—	$—
Short-term Investments	—	90,800,000	—
Total	$1,925,163,558	$90,800,000	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2013, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of August 1, 2013, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Income Builder	$13,700,000	$13,700,030	$14,035,874
Rising Dividend Growth	90,800,000	90,800,202	93,026,084

REPURCHASE AGREEMENTS — At July 31, 2013, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Income Builder	Rising Dividend Growth
BNP Paribas Securities Co.	0.080%	$5,624,898	$37,280,342
Deutsche Bank Securities, Inc.	0.100	1,887,715	12,511,282
TD Securities USA LLC	0.070	3,374,938	22,368,205
Wells Fargo Securities LLC	0.080	2,812,449	18,640,171
TOTAL		$13,700,000	$90,800,000

At July 31, 2013, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	3.000 to 6.000%	11/01/22 to 07/01/43
Federal National Mortgage Association	2.500 to 6.000	12/01/22 to 08/01/43
Government National Mortgage Association	3.000 to 6.500	01/20/39 to 07/20/43

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies — As a shareholder of another investment company, a Fund will directly bear its proportionate share of any management fees (unless waived) and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Master Limited Partnership Risk — Investments in securities of Master Limited Partnerships (“MLPs”) involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Non-Diversification Risk — Rising Dividend Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of the Rising Dividend Growth Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s shares. Redemptions by these entities of their holdings in the Fund may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell securities.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 25, 2013

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date September 25, 2013

*	Print the name and title of each signing officer under his or her signature.